TRADE PAYABLES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Trade Payables And Other Current Liabilities
Disclosure of trade payables and other current liabilities

	12/31/2025	12/31/2024
Trade payables	22,413	24,552
Customer online wallets	9,669	8,697
Other current liabilities	9,602	7,211
Accruals	850	773
Warrants	4,437	-
Total	46,971	41,233
Of which: with related parties (Note 14)	4,306	3,958

Disclosure of other current liabilities

	12/31/2025	12/31/2024
Accrued salaries	2,094	1,744
Current tax liabilities	7,504	5,459
Others	4	8
Total	9,602	7,211